Administration and Project Evaluation Expenses - Additional information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Statement [Line Items]
Employee benefits expense	$ 2,824	$ 2,276
Expense from share-based payment transactions with employees	3,193	3,007
Other expense, by function	3,198	2,128
Project Evaluation Expense [Member]
Statement [Line Items]
Employee benefits expense	2,900	2,500
Expense from share-based payment transactions with employees	2,800	2,600
Other expense, by function	$ 2,100	$ 400